MINE HOLDING COSTS	12 Months Ended
Dec. 31, 2025
Disclosure of mine holding costs [abstract]
MINE HOLDING COSTS [Text Block]

9. MINE HOLDING COSTS

The Company's mine holding costs are primarily comprised of labour costs associated with care and maintenance staff, electricity, security, environmental and community support costs for the following mines which are currently under temporary suspension:

	Year Ended December 31,
	2025	2024
Del Toro(1)	$1,713	$2,358
San Martin	1,291	551
Santa Elena(2)	2,652	3,469
Jerritt Canyon	14,458	17,288
	$20,114	$23,666

(1) During the year ended December 31, 2025, the Company announced that it has entered into a definitive agreement to sell its 100%-owned, past-producing Del Toro Silver Mine (Note 15).

(2) The Company resumed operations at the Santa Elena mine during the year, having previously processed ore exclusively from the Ermitaño mine, with both mines forming part of the Santa Elena operation. During the year ended December 31, 2025, the Company incurred $2.7 million (December 31, 2024 - $3.5 million) in holding costs relating to care and maintenance charges for the Santa Elena mine.